Significant Accounting Policies (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 USD ($)
Significant Accounting Policies [Abstract]
Change in foreign currency translation adjustments | $	$ (165)	$ 0
Number of reportable segments | Segment	1